Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [Line Items]
Current assets taxes	$ 471	$ 479
Current liabilities taxes	427	299
Current tax liabilities noncurrent	565	671
Brazil [member]
Disclosure Of Income Taxes [Line Items]
Current assets taxes	441	442
Current liabilities taxes	414	267
Current tax liabilities noncurrent	565	671
Brazil [member] | Income taxes [member]
Disclosure Of Income Taxes [Line Items]
Current assets taxes	441	442
Current liabilities taxes	360	39
Brazil [member] | Tax settlement programs - PRT [member]
Disclosure Of Income Taxes [Line Items]
Current liabilities taxes	54	228
Current tax liabilities noncurrent	565	671
Foreign countries [member]
Disclosure Of Income Taxes [Line Items]
Current assets taxes	30	37
Current liabilities taxes	$ 13	$ 32